UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

VCA 2

Schedule Of Investments As of March 31, 2006. (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS
Aerospace/Defense - 3.5%
Honeywell International, Inc.	244,000	10,435,880
Lockheed Martin Corp.	67,200	5,048,736

		15,484,616

Beverages - 1.2%
PepsiCo, Inc.	95,500	5,518,945

Biotechnology - 4.1%
Amgen, Inc.(a)	119,600	8,700,900
Genentech Inc.(a)	48,300	4,081,833
Gilead Sciences, Inc.(a)	85,900	5,344,698

		18,127,431

Building Products - 0.8%
American Standard, Inc.	78,200	3,351,652

Capital Markets - 5.6%
Bank of New York (The)	160,800	5,795,232
Charles Schwab Corp.	302,500	5,206,025
Merrill Lynch & Co.	87,900	6,923,004
UBS AG	62,900	6,917,113

		24,841,374

Chemicals - 3.0%
Agrium, Inc.	247,300	6,246,798
Dupont EI. de Nemours	170,300	7,188,363

		13,435,161

Commercial Services & Supplies - 1.8%
Waste Management, Inc.	222,800	7,864,840

Communications Equipment - 3.5%
Cisco Systems, Inc.(a)	238,100	5,159,627
Nokia, Inc. ADR (Finland)	283,400	5,872,048
QualComm, Inc.	93,900	4,752,279

		15,783,954

Consumer Finance - 1.6%
American Express Co.	134,300	7,057,465

Diversified Financial Services - 3.0%
Citigroup, Inc.	139,100	6,571,084
JPMorgan Chase & Co.	165,292	6,882,759

		13,453,843

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	139,400	4,747,964

Electric Utilities - 0.2%
Exelon Corp.	16,800	888,720

Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc.(a)	138,800	5,211,940

Energy Equipment & Services - 5.0%
Global SantaFe Corp.	129,200	7,848,900
Schlumberger Ltd.	65,200	8,252,364
Weatherford International Ltd.(a)	148,200	6,780,150

		22,881,414

Food & Staples Retailing - 2.4%
Kroger Co. (The)(a)	305,400	6,217,944
Wal-Mart Stores, Inc.	97,900	4,624,796

		10,842,740

Food Products - 1.3%
Cadbury Schweppes Spons. ADR (United Kingdom)	149,600	5,984,000

Health Care Equipment & Supplies - 1.1%
St. Jude Medical, Inc.(a)	119,200	4,887,200

Health Care Providers & Services - 2.3%
Caremark Rx, Inc.(a)	114,400	5,626,192
Wellpoint, Inc.(a)	57,000	4,413,510

		10,039,702

Hotels, Restaurants and Leisure- 1.0%
Outback Steakhouse, Inc.	96,400	4,241,600

Household Products - 1.3%
Proctor & Gamble Co. (The)	98,755	5,690,263

Independent Power Producers & Energy Traders - 1.7%
TXU, Corp.	166,000	7,430,160

Industrial Conglomerates - 2.4%
General Electric Company	301,400	10,482,692

Insurance - 3.6%
American International Group	136,900	9,047,721
Loews Corp.	67,700	6,851,240

		15,898,961

Internet Software & Services - 4.0%
eBay, Inc.(a)	96,500	3,769,290
Google, Inc. Cl. A(a)	20,200	7,878,000
Yahoo, Inc. (a)	188,300	6,074,558

		17,721,848

IT Services - 0.5%
First Data Corp.	51,300	2,401,866

Media - 3.0%
Comcast Corp.(a)	165,000	4,316,400
Liberty Global, Inc.(a)	233,900	4,619,525
Viacom, Inc. Cl. B(a)	112,816	4,377,261

		13,313,186

Metals & Mining - 7.0%
Companhia Vale do Rio Doce ADR (Brazil)	205,100	9,953,503
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	134,200	8,021,134
Newcrest Mining Ltd. ADR (Australia)	399,100	6,653,436
Phelps Dodge Corp.	84,000	6,764,520

		31,392,593

Multiline Retail - 1.2%
Federated Department Stores, Inc.	75,300	5,496,900

Multi Utilities - 1.3%
Sempra Energy	128,400	5,965,464

Office Electronics - 2.1%
Xerox Corp.(a)	604,900	9,194,480

Oil, Gas, & Consumable Fuels - 7.3%
Apache Corp.	89,470	5,861,180
Nexen, Inc.	155,400	8,553,216
Occidental Petroleum Corp.	90,000	8,338,500
Suncor Energy, Inc.	127,900	9,850,858

		32,603,754

Pharmaceuticals - 5.6%
Novartis AG ADR (Switzerland)	132,900	7,367,976
Pfizer, Inc.	178,100	4,438,252
Roche Holdings Ltd. ADR (Switzerland)	78,800	5,851,885
Sanofi Aventis ADR (France)	154,900	7,350,005

		25,008,118

Semiconductors & Semiconductor Equipment - 4.0%
Marvell Technology Group Ltd.(a)	100,400	5,431,640
Maxim Integrated Products, Inc.	142,200	5,282,730
Texas Instruments, Inc.	218,100	7,081,707

		17,796,077

Software - 5.4%
Adobe Systems Incorporated	227,700	7,951,284
CA, Inc.	215,954	5,876,108
Electronic Arts, Inc.(a)	75,900	4,153,248
Microsoft Corp.	229,000	6,231,090

		24,211,730

Specialty Retail -1.2%
Home Depot, Inc.	121,300	5,130,990

Textiles, Apparel & Luxury Goods - 1.1%
Nike, Inc. Cl. B	58,300	4,961,330

Tobacco - 1.3%
Altria Group, Inc.	83,800	5,938,068

Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	194,688	5,030,738

TOTAL LONG-TERM INVESTMENTS (Cost: $321,765,148)		$440,313,779

SHORT-TERM INVESTMENTS - 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series(b) (Cost: $1,024,019)	1,024,019	1,024,019

TOTAL INVESTMENTS - 99.0% (Cost: $322,789,167)		$441,337,798
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		4,168,953

NET ASSETS - 100%		$445,506,751

(a)	Non-income producing security.
(b)	The Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

VARIABLE CONTRACT ANNUITY 2

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.